Derivative financial instruments and Short positions (Details 12) - Hedge Structure - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Portion Accumulated
Cash Flow Hedge
Eurobonds	R$ (8,925)	R$ (25,576)	R$ (20,535)
Trade Finance Off	(16,453)	(94,896)	0
Government Securities (LFT)	331,922	129,995	0
Bank Deposit Certificate - CDB	1,225	129,995	0
Loans and Receivables	0	0	174,956
Total	307,769	139,518	154,421
Portion Ineffective
Cash Flow Hedge
Eurobonds	0	0	0
Trade Finance Off	(3,981)	9,267	0
Government Securities (LFT)	0	0	0
Bank Deposit Certificate - CDB	0	0	0
Loans and Receivables	0	0	0
Total	R$ (3,981)	R$ 9,267	R$ 0